Shareholders' equity	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Shareholders’ equity
12.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2020 or December 31, 2019.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The properties in which the Company currently has an interest are in the exploration stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company's approach to capital management during 2020. The Company considers its capital to be share capital, stock-based compensation, warrants, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

During the fourth quarter of 2019, the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$40 million in value of common shares of the Company. During 2020, the Company issued 1,327,046 shares, at an average selling price of $21.94 per share, for net proceeds of $28.5 million under Company’s At-The-Market offering. During the fourth quarter of 2019, the Company issued 231,084 shares, at an average selling price of $17.58 per share, for net proceeds of $4.0 million under the offering.

Subsequent to the year end, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. Subsequent to the year end, the Company issued 290,170 shares, at an average selling price of $23.78 per share, for net proceeds of $6.8 million under Company’s At-The-Market offering.

On December 4, 2020, the Company entered into an agreement to sell, on a bought deal basis, 6,100,000 common shares of the Company, at US$17.25 per common share, for gross proceeds of US$105.0 million. As part of the agreement, the Company granted an option to the underwriters to sell up to an additional 610,000 common shares of the Company, at a price of US$17.25 per common share, for gross proceeds of US$10.5 million. The financing closed on December 9, 2020, and the underwriters fully exercised their option to purchase the additional common shares. In aggregate, 6,710,000 common shares were issued, at a price of US$17.25 per common share, for gross proceeds of US$115.7 million.

In June 2020, the Company issued 345,000 flow-through common shares at $32.94 per common share for aggregate gross proceeds of $11.4 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2020. In accordance with draft legislation released on December 16, 2020 in relation to the COVID-19 pandemic, a 12-month extension has been proposed to the normal timelines in which the qualifying exploration expenditures should be incurred. At the time of issuance of the flow-through shares, $3.9 million premium was recognized as a liability on the consolidated statements of financial position. During 2020, the Company incurred $4.7 million of qualifying exploration expenditures and $1.6 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive loss.

In April 2020, the Company closed a non-brokered private placement of 1.2 million common shares, at a price of $11.75 per common share, for gross proceeds of $14.1 million. As part of the private placement agreement, the Company granted an option to increase the size of the private placement by an additional 240,000 common shares exercisable until May 15, 2020. The 240,000 options were fully exercised on May 6, 2020 at a price of $11.75 per share, for gross proceeds of $2.8 million.

During the third quarter 2019, the Company issued 100,000 flow-through common shares at $24.64 per common share for aggregate gross proceeds of $2.5 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2019. At the time of issuance of the flow-through shares, $0.5 million premium was recognized as a liability on the consolidated statements of financial position. During 2019, the Company incurred $2.0 million of qualifying exploration expenditures and $0.4 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive loss. During 2020, the Company incurred another $0.5 million of qualifying exploration expenditures and the remaining $0.1 million premium was recognized through other income on the consolidated statements of operations and comprehensive loss.

In August 2019, the Company closed a private placement of 1.2 million common shares, at a price of $17.02 per common share, for gross proceeds of $20.4 million.

In December 2018, the Company issued 250,000 flow-through common shares at $20.50 per share for aggregate gross proceeds of $5.1 million. Proceeds of this financing were used to fund the 2019 KSM and Iskut programs. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2018. At the time of issuance of the flow-through shares, $0.8 million premium was recognized as a liability on the consolidated statements of financial position with the balance recorded as share capital. During 2019, $5.1 million of qualifying exploration expenditures were incurred and the entire $0.8 million premium was recognized through other income on the consolidated statement of operations and comprehensive loss.

b)	Warrants

As part of the acquisition agreement of Snowstorm Exploration LLC in June 2017, the Company issued 500,000 common share purchase warrants exercisable for four years at $15.65 per share, which are still outstanding as at December 31, 2020.

c)	Stock options and Restricted share units

The Company provides compensation to directors and employees in the form of stock options and Restricted Share Units (“RSU”s).

Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity.

Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSU. The life of the RSU is not to exceed two years.

Stock option and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2020	3,003,150	12.32	18,546	139,600	274	18,820
Granted	-	-	-	135,450	487	487
Exercised option or vested RSU	(390,153)	11.03	(2,246)	(139,600)	(2,351)	(4,597)
Expired	(1,309)	6.30	(16)	-	-	(16)
Amortized value of stock-based compensation	-	-	6,240	-	2,077	8,317
Outstanding at December 31, 2020	2,611,691	12.51	22,524	135,450	487	23,011

Exercisable at December 31, 2020	2,608,357

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2019	3,458,805	11.95	16,657	68,000	183	16,840
Granted	50,000	17.72	168	139,600	274	442
Exercised option or vested RSU	(503,831)	10.38	(2,333)	(68,000)	(1,051)	(3,384)
Expired	(1,824)	6.30	(33)	-	-	(33)
Amortized value of stock-based compensation	-	-	4,087	-	868	4,955
Outstanding at December 31, 2019	3,003,150	12.32	18,546	139,600	274	18,820

Exercisable at December 31, 2019	911,816

The outstanding share options at December 31, 2020 expire at various dates between February 2021 and June 2024. A summary of options outstanding, their remaining life and exercise prices as at December 31, 2020 is as follows:

	Options Outstanding		Options Exercisable
Exercise price	Number	Remaining	Number
	outstanding	contractual life	Exercisable
$13.52	100,000	3 months	100,000
$9.00	425,000	4 months	425,000
$17.16	50,000	5 months	50,000
$17.14	50,000	5 months	50,000
$10.45	755,833	1 year	755,833
$13.14	560,002	2 years	560,002
$16.94	50,000	2 years 10 months	50,000
$15.46	568,000	3 years	564,666
$17.72	50,000	3 years 6 months	50,000
$6.30	2,856	2 months	2,856
	2,611,691		2,608,357

During the year ended December 31, 2020, 390,153 options were exercised (year ended December 31, 2019, 503,831) for proceeds of $4.3 million (year ended December 31, 2019, $5.2 million) and 139,600 RSUs vested (year ended December 31, 2019, 68,000). In total, 529,753 common shares were issued (year ended December 31, 2019, 571,831). The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2020 was $24.03 (year ended December 31, 2019 – $17.70).

On June 25, 2020, shareholders resolved to approve that 425,000 options that were granted to the directors of the Company in 2015 and due to expire in April 2020, be extended for one year. These options vested in December 2020 upon the acquisition of the Snowfield property. The $4.4 million fair value of the extension was charged to the statement of operations and comprehensive loss at that time, matching the revised estimated service period.

In December 2018, 568,000 five-year options with an exercise price of $15.46, to purchase common shares of the Company, with a grant-date fair value of $4.3 million, were granted. Of these, 408,000 options were granted to board members that were subject to shareholder approval. 150,000 options were granted to members of senior management. The remaining 10,000 options were granted to a member of management and vest over a three-year period. At the end of the second quarter of 2019, shareholders approved the 408,000 options granted to the board members, and the fair value was re-estimated, at the time, resulting in an additional $0.4 million fair value to be recognized over the estimated service period. During the second quarter of 2019, the shareholders also approved the grant of 50,000 five-year options to a new board member, with an exercise price of $17.72 and fair value of $0.4 million. The options granted to board members and senior management vested in December 2020 upon the acquisition of the Snowfield property and $1.6 million of the fair value of these options, not previously expensed, was charged to the statement of operations and comprehensive loss on an accelerated basis to match the change in the estimate of the service period.

In October 2018, 50,000 five-year options with an exercise price of $16.94, to purchase common shares of the Company, with a grant-date fair value of $0.4 million, were granted to a new Board member. These options also vested in December 2020 upon the acquisition of the Snowfield property and $0.1 million of the fair value of these options, not previously expensed, was charged to the statement of operations and comprehensive loss on an accelerated basis, to match the change in the estimated service period.

During 2020, the Company did not grant any new options. The fair value of the options granted in 2019 was estimated on the dates of grant using a Black Scholes option-pricing model with the following assumptions:

2019
Dividend yield	Nil
Expected volatility	54%
Risk-free rate of return	1.40%
Expected life of options	5 year

In December 2020, the Board granted 135,450 RSUs. Of these, 28,000 RSUs were granted to the board members, 80,300 RSUs were granted to members of senior management, and the remaining 27,150 RSUs were granted to other employees of the Company. The fair value of the grants, of $3.4 million, was estimated as at the grant date will be amortized over the expected service period of the grants. The expected service period of approximately four months from the date of the grant was dependent on certain corporate objectives being met. As at December 31, 2020, $0.5 million of the fair value of the grants was amortized.

In December 2019, the Board granted 139,600 RSUs. Of these, 32,500 RSUs were granted to the board members, 74,200 RSUs were granted to members of senior management, and the remaining 32,900 RSUs were granted to other employees of the Company. The fair value of the grants, of $2.4 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period of approximately six months from the date of the grant was dependent on certain corporate objectives being met. During the second quarter 2020, all 139,600 RSUs were vested. Of the $2.4 million total fair value of the RSUs, $0.3 million was amortized in December 2019, and the remaining $2.1 million was amortized during first half of 2020.

Subsequent to December 31, 2020, 354,668 options were exercised for proceeds of $3.9 million.

d)	Basic and diluted net loss per common share

For the years ended December 31, 2020 and 2019, basic and diluted net loss per common share are computed by dividing the net loss for the period by the weighted average number of common shares outstanding for the year. The potential effect of stock options, RSUs and warrants has been excluded from the calculation of diluted loss per common share as the effect would be anti-dilutive. At December 31, 2020, there was a total of 2,611,691 stock options and 135,450 RSUs outstanding (December 31, 2019 – 3,003,150 and 139,600 respectively).